Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-35617
Entity Registrant Name	Sandstorm Gold Ltd.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1041
Entity Tax Identification Number	98-1178734
Entity Address, Address Line One	Suite 3200
Entity Address, Address Line Two	733 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 0S6
City Area Code	604
Local Phone Number	628-1107
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SAND
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	296,400,407
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Entity Central Index Key	0001434614
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	590-9070
Contact Personnel Name	C T Corporation System